Principal Activities and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Details of Principal Subsidiaries and VIE

As of December 31, 2020, details of the Company's principal subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Wholly owned subsidiaries:
Guangzhou Yatsen Global Co., Ltd.(“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yatsen Cosmetics Co., Ltd.	PRC	March 24, 2017	100%	Cosmetics Sales
Guangzhou Yiyan Cosmetics Co., Ltd.	PRC	April 15, 2019	100%	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd.(“Aoyan”)	PRC	June 4, 2019	100%	Cosmetics Sales
VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd.(“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

Variable Interest Entity Primary Beneficiary
Consolidated Financial Information of Consolidated VIEs

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	3,022	31,147
Accounts receivable	9,492	7,331
Inventories, net	14,683	1,050
Prepayments and other current assets	11,772	15,973
Amounts due from non-VIE subsidiaries	49,536	111
Total current assets	88,505	55,612
Property and equipment, net	2,036	16,020
Goodwill	20,596	-
Intangible assets, net	6,997	289
Deferred tax assets	133	-
Other non-current assets	-	457
Total non-current assets	29,762	16,766
Total assets	118,267	72,378
Accounts payable	19,461	6,892
Advances from customers	3,155	6,156
Accrued expenses and other liabilities	12,120	42,874
Income tax payables	7,290	929
Amounts due to non-VIE subsidiaries	60,711	50,591
Total current liabilities	102,737	107,442
Deferred tax liabilities	1,742	-
Total liabilities	104,479	107,442

	Year ended December 31,
	2019	2020
	RMB	RMB
Net revenues	251,385	907,735
Net income (loss)	(15,066)	(176,187)

Net cash provided by operating activities	3,022	47,830
Net cash used in investing activities	-	(17,102)
Net cash used in financing activities	-	(2,603)
Net increase in cash and cash equivalents	3,022	28,125